Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Analysis of Deferred Tax Assets and Liabilities
The analysis of deferred tax assets and liabilities are as follows:

	As of	As of
	December 31, 2020	December 31, 2019
	Million	Million
Deferred tax assets:
- Deferred tax assets to be recovered after 12 months, net	3,647	3,519
- Deferred tax assets to be recovered within 12 months, net	35,351	29,109

	38,998	32,628

Deferred tax liabilities:
- Deferred tax liabilities to be settled after 12 months, net	(1,420)	(857)
- Deferred tax liabilities to be settled within 12 months, net	(248)	(531)

	(1,668)	(1,388)

Deferred Tax Assets and Liabilities Recognized and Movements During the Period	Deferred tax assets and liabilities recognized and the movements during 2020

	As of January 1, 2020	Credited/ (charged) to profit or loss	Credited to other comprehensive income	Exchange differences	As of December 31, 2020
	Million	Million	Million	Million	Million
Net deferred tax assets after offsetting:
Write-down of obsolete inventories	13	30	—	—	43
Depreciation, write-off and impairment of property, plant and equipment	6,122	(181)	—	—	5,941
Accrued expenses and others	18,718	3,360	—	(1)	22,077
Deferred revenue from Reward Program	5,485	2,612	—	—	8,097
Expected credit impairment losses	1,637	498	—	—	2,135
Recognition of right-of-use assets and lease liabilities	769	(33)	—	—	736
Change in value of financial assets at FVOCI	(7)	—	1	—	(6)
Contract asset, contract liability and contract cost relating to customer contract	(109)	84	—	—	(25)

	32,628	6,370	1	(1)	38,998

Net deferred tax liabilities after offsetting:
Depreciation, write-off and impairment of property, plant and equipment	(2,282)	(677)	—	39	(2,920)
Recognition of right-of-use assets and lease liabilities	61	(51)	—	—	10
Deferred revenue from Reward Program	266	31	—	—	297
Accrued expenses and others	567	378	—	—	945

	(1,388)	(319)	—	39	(1,668)

Total	31,240	6,051	1	38	37,330

Deferred tax assets and liabilities recognized and the movements during 2019

	As of January 1, 2019	(Charged)/ credited to profit or loss	Charged to other comprehensive income	Exchange differences	As of December 31, 2019
	Million	Million	Million	Million	Million
Net deferred tax assets after offsetting:
Write-down of obsolete inventories	75	(62)	—	—	13
Depreciation, write-off and impairment of property, plant and equipment	5,289	833	—	—	6,122
Accrued expenses and others	17,715	1,003	—	—	18,718
Deferred revenue from Reward Program	5,784	(299)	—	—	5,485
Expected credit impairment losses	1,458	179	—	—	1,637
Recognition of right-of-use assets and lease liabilities	488	281	—	—	769
Change in value of financial assets at FVOCI	(6)	—	(1)	—	(7)
Contract asset, contract liability and contract cost relating to customer contract	(661)	552	—	—	(109)

	30,142	2,487	(1)	—	32,628

Net deferred tax liabilities after offsetting:
Depreciation, write-off and impairment of property, plant and equipment	(1,117)	(1,152)	—	(13)	(2,282)
Recognition of right-of-use assets and lease liabilities	16	45	—	—	61
Deferred revenue from Reward Program	157	109	—	—	266
Accrued expenses and others	138	427	—	2	567

	(806)	(571)	—	(11)	(1,388)

Total	29,336	1,916	(1)	(11)	31,240